Income statement and statement of comprehensive income - statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income
Net profit	kr 55,525	kr 47,757	kr 42,138
Items that will not be reclassified subsequently to the income statement:
Remeasurements of retirement benefit obligations	615	146	(67)
Items that will be reclassified subsequently to the income statement:
Exchange rate adjustments of investments in subsidiaries	2,289	1,624	(1,689)
Cash flow hedges:
Realisation of previously deferred (gains)/losses	1,740	(1,802)	329
Deferred gains/(losses) incurred during the period	1,026	(1,755)	1,384
Other items	(3)	112	10
Tax on other comprehensive income, net	(889)	1,005	(577)
Other comprehensive income	4,778	(670)	(610)
Total comprehensive income	kr 60,303	kr 47,087	kr 41,528